Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Schedule of unusued tax losses
Year of Expiry	Total
2024	$ 624
2025	1,219
2027	2,196
2028	3,092
2029	4,168
2030	3,702
2031	2,639
2032	2,355
2033	7,631
2034	4,017
2035	2,060
2036	4,549
2037	5,457
2038	5,349
2039	5,410
$ 54,468

Schedule of effective income tax rate reconciliation
	Year ended December 31, 2019	Year ended December 31, 2018
Loss before income taxes	$ (13,987)	$ (17,674)
Canadian federal and provincial income tax rates	27%	27%
Expected income tax recovery	(3,776)	(4,772)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	918	286
Share issuance costs	(63)	(469)
Adjustment to tax estimates	151	(48)
Amortization of flow-through share premium	(234)	(634)
Flow-through expenditures renunciation	822	2,542
Difference in future and foreign tax rates	(37)	(111)
Other	18	(40)
Increase in unrecognized tax asset	2,147	3,246
Income tax recovery	$ (54)	$ -

Disclosure of deferred tax assets and liabilities

	December 31, 2018	Net loss	Equity	December 31, 2019
Deferred Income tax assets
Non-capital losses carried forward	$ 13,690	$ 1,386	$ -	$ 15,076
Capital losses carried forward	45	-	-	45
Share issuance costs & CEC	913	(320)	63	656
Investments	79	(22)	-	57
Site reclamation obligations	511	65	-	576
Property, plant & equipment	197	62	-	259
Mineral property interests	7,061	762	-	7,823
Peruvian VAT Receivable	355	47		402
FX on intercompany	(104)	110	-	6
	22,747	2,090	63	24,900
Deferred income tax liabilities
Mineral property interests	(951)	38	-	(913)
Bridge loan	-	10	(54)	(44)

Net deferred tax assets	21,796	2,138	9	23,943

Unrecognized deferred tax assets	(21,796)	(2,084)	(63)	(23,943)

Net deferred tax balance	$ -	$ 54	$ (54)	$ -

	December 31, 2017 (Restated)	Net loss	Equity	December 31, 2018
Deferred Income tax assets
Non-capital losses carried forward	$ 12,260	$ 1,430	$ -	$ 13,690
Capital losses carried forward	45	-	-	45
Share issuance costs & CEC	740	-	173	913
Investments	47	32	-	79
Site reclamation obligations	448	63	-	511
Property, plant & equipment	136	61	-	197
Mineral property interests	5,799	1,262	-	7,061
Peruvian VAT Receivable	227	128		355
	19,702	2,976	173	22,851
Deferred income tax liabilities
Mineral property interests	(1,188)	237	-	(951)
FX on intercompany	36	(140)	-	(104)

Net deferred tax assets	18,550	3,073	173	21,796

Unrecognized deferred tax assets	(18,550)	(3,073)	(173)	(21,796)

Net deferred tax balance	$ -	$ -	$ -	$ -